Finance Lease Receivable - Summary of Reconciliation of Finance Lease (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Detailed Information About Reconciliation Of Finance Lease [Abstract]
Balance, January 1	$ 103,358	$ 64,274
Acquisition (Note 7)	110,097	0
Additions	86,602	40,154
Interest income	14,801	5,417
Billings and payments	(33,740)	(6,597)
Currency translation effects	13,386	110
Balance, December 31	$ 294,504	$ 103,358